SCHEDULE OF FAIR VALUE OPTIONS ASSUMPTIONS (Details)	9 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022	Oct. 31, 2021
Risk-free interest rate, minimum			1.67%	0.62%
Risk-free interest rate, maximum			2.99%	1.26%
Risk-free interest rate				1.67%
Dividend yield		0.00%	0.00%	0.00%
Volatility factor, minimum			195.00%	198.47%
Volatility factor, maximum			198.00%	227.05%
Volatility factor				195.00%
Weighted average expected life		10 years	10 years	8 years 1 month 28 days
Minimum [Member]
Risk-free interest rate		1.67%
Volatility factor		195.00%
Maximum [Member]
Risk-free interest rate		2.99%
Volatility factor		198.00%